Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

Description	Weighted average rate (p.a.)	December 31, 2021	Acquisitions	Write-offs	Transfers(a)	December 31, 2022

Cost
Aircraft and engines		2,519,231	815,578	(903,072)	225,034	2,656,771
Buildings and leasehold improvements		506,678	7,869	(9,213)	18,741	524,075
Equipment and facilities		199,119	18,767	(407)	5,003	222,482
Others		29,905	2,073	(20)	247	32,205
Construction in progress		52,174	47,427	(5,009)	(50,349)	44,243
Advance payments for acquisition of aircraft		85,607	23,880	—	—	109,487
		3,392,714	915,594	(917,721)	198,676	3,589,263
Depreciation
Aircraft and engines	9%	(811,322)	(223,828)	108,911	(38,827)	(965,066)
Buildings and leasehold improvements	10%	(174,092)	(48,399)	8,080	—	(214,411)
Equipment and facilities	11%	(129,236)	(22,721)	225	—	(151,732)
Others	12%	(22,400)	(3,492)	4	—	(25,888)
		(1,137,050)	(298,440)	117,220	(38,827)	(1,357,097)

Property and equipment		2,255,664	617,154	(800,501)	159,849	2,232,166
Impairment		(294,490)	—	15,413	—	(279,077)
Total property and equipment, net		1,961,174	617,154	(785,088)	159,849	1,953,089

(a)     The balances of transfers are between the groups of aircraft sublease, property and equipment, right-of-use assets and other assets.

Description	Weighted average rate (p.a.)	December 31, 2020	Acquisitions	Write-offs	Transfers(a)	December 31, 2021

Cost
Aircraft and engines		2,297,661	360,384	(137,293)	(1,521)	2,519,231
Buildings and leasehold improvements		485,247	20,694	(503)	1,240	506,678
Equipment and facilities		181,094	19,169	(1,144)	—	199,119
Others		28,008	1,897	—	—	29,905
Construction in progress		33,630	44,631	(4)	(26,083)	52,174
Advance payments for acquisition of aircraft		91,944	—	—	(6,337)	85,607
		3,117,584	446,775	(138,944)	(32,701)	3,392,714
Depreciation
Aircraft and engines	9%	(624,736)	(200,677)	14,091	—	(811,322)
Buildings and leasehold improvements	9%	(128,761)	(45,791)	460	—	(174,092)
Equipment and facilities	12%	(107,917)	(22,086)	767	—	(129,236)
Others	10%	(19,606)	(2,794)	—	—	(22,400)
		(881,020)	(271,348)	15,318	—	(1,137,050)
Property and equipment		2,236,564	175,427	(123,626)	(32,701)	2,255,664
Impairment		(436,858)	(4,240)	146,608	—	(294,490)
Total property and equipment, net		1,799,706	171,187	22,982	(32,701)	1,961,174

(a) The balances of transfers are between the groups of property and equipment, right-of-use assets and intangible assets.